POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 12, 2012 TO THE
PROSPECTUS DATED FEBRUARY 28, 2011 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Dynamic Developed International Opportunities Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio

Effective immediately, on page 110, the section titled "Additional Information About the Funds' Investment Strategies and Risks—Non-Principal Investment Strategies—Securities Lending" is deleted and replaced with the following:

Securities Lending

Each of the PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio and PowerShares Global Wind Energy Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 111, the section titled "Additional Information About the Funds' Investment Strategies and Risks—Non-Principal Risks of Investing in the Fund—Securities Lending" is deleted and replaced with the following:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio,

PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio and PowerShares Global Wind Energy Portfolio are not able to recover the securities loaned, they may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement For Future Reference.

P-PS-PRO-8 SUP-10 011212

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 12, 2012 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2011 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Dynamic Developed International Opportunities Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio

Effective immediately, on page 5, the section titled "Investment Policies and Risks—Lending Portfolio Securities" is deleted and replaced with the following:

Lending Portfolio Securities. Each of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio and PowerShares Global Wind Energy Portfolio may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are continuously secured by segregated cash collateral equal to at least 102% of the market value, determined daily, of the loaned securities. Each such Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will lend its securities only to parties that its investment adviser has determined are in good standing and when, in the investment adviser's judgment, the potential income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it will call a loan in anticipation of an important vote. A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and "gap risk" (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with the investment guidelines of a Fund, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the respective Fund, but will not consider any collateral received as an asset of that Fund. A Fund will bear any loss on the investment of its cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see "Taxes."

Effective immediately, on page 27, the section titled "Management—Securities Lending Agents" is deleted and replaced with the following:

Securities Lending Agents. Brown Brothers Harriman & Co. ("BBH") acts as the securities lending agent for PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio and PowerShares Global Wind Energy Portfolio, and Citibank N.A. ("Citi") acts as the securities lending agent for PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Global Clean Energy Portfolio and PowerShares Global Water Portfolio. In their capacity as securities lending agents, each of BBH and Citi, among other things, enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of each Fund and invests the cash collateral in accordance with the Adviser's instructions. The securities lending agents will receive fees from each Fund and such fees will be calculated on, and deducted from, that Fund's securities lending revenues.

Effective immediately, the sixth paragraph on page 59 in the section titled "Taxes" is deleted and replaced with the following:

Distributions from a Fund's net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, generally are taxable as ordinary income. Distributions reinvested in additional Shares of a

Fund through the means of a dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

Please Retain This Supplement For Future Reference.

P-PS-SAI-8 SUP-10 011212

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 12, 2012 TO THE
PROSPECTUS DATED FEBRUARY 28, 2011 OF:

PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares S&P SmallCap Energy Portfolio
PowerShares S&P SmallCap Financials Portfolio
PowerShares S&P SmallCap Health Care Portfolio
PowerShares S&P SmallCap Industrials Portfolio
PowerShares S&P SmallCap Information Technology Portfolio
PowerShares S&P SmallCap Materials Portfolio
PowerShares S&P SmallCap Utilities Portfolio

Effective immediately, the following language is inserted on page 36 immediately following the section titled "Additional Information About the Funds' Strategies and Risks—Non-Principal Investment Strategies—Borrowing Money:"

Securities Lending

PowerShares S&P SmallCap Consumer Staples Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, the following language is inserted on page 37 immediately following the section titled "Additional Information About the Funds' Strategies and Risks—Non-Principal Risks of Investing in the Funds—Borrowing Risk:"

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If PowerShares S&P SmallCap Consumer Staples Portfolio is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of cash collateral.

Please Retain This Supplement For Future Reference.

P-SCS-PRO-1 SUP-2 011212

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 12, 2012 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2011 OF:

PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares S&P SmallCap Energy Portfolio
PowerShares S&P SmallCap Financials Portfolio
PowerShares S&P SmallCap Health Care Portfolio
PowerShares S&P SmallCap Industrials Portfolio
PowerShares S&P SmallCap Information Technology Portfolio
PowerShares S&P SmallCap Materials Portfolio
PowerShares S&P SmallCap Utilities Portfolio

Effective immediately, the following language is inserted on page 4 immediately following the section titled "Investment Policies and Risks—Correlation and Tracking Error":

Lending Portfolio Securities. PowerShares S&P SmallCap Consumer Staples Portfolio may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are continuously secured by segregated cash collateral equal to at least 102% of the market value, determined daily, of the loaned securities. The Fund may lend portfolio securities to the extent of one-third of its total assets. The Fund will lend its securities only to parties that its investment adviser has determined are in good standing and when, in the investment adviser's judgment, the potential income earned would justify the risks.

The Fund will not have the right to vote securities while they are on loan, but it will call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and "gap risk" (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with the investment guidelines of the Fund, in an affiliated money market fund.

Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether the Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as an asset of the Fund. The Fund will bear any loss on the investment of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see "Taxes."

Effective immediately, the following language is inserted on page 19 immediately following the section titled "Management—Distributor":

Securities Lending Agent. Brown Brothers Harriman & Co. ("BBH") acts as the securities lending agent for PowerShares S&P SmallCap Consumer Staples Portfolio. In its capacity as securities lending agent, BBH, among other things, enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of the Fund and invests the cash collateral in accordance with the Adviser's instructions. BBH will receive fees from the Fund and such fees will be calculated on, and deducted from, the Fund's securities lending revenues.

Effective immediately, the fifth full paragraph on page 32 in the section titled "Taxes" is deleted and replaced with the following:

Distributions from a Fund's net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, generally are taxable as ordinary income. Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

Effective immediately, the following language is inserted immediately before the first full paragraph on page 34 in the section titled "Taxes":

Securities Lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made "in lieu of" dividends are not considered dividend income. These distributions neither will qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor for the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made "in lieu of" dividends or interest may not qualify for the pass-through of foreign tax credits to shareholders.

Please Retain This Supplement For Future Reference.

P-SCS-SAI-1 SUP-2 011212